AB Sustainable Thematic Balanced Portfolio

Portfolio of Investments

May 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 59.3%
Information Technology – 20.7%
Communications Equipment – 1.9%
Ciena Corp.(a)	27,280	$1,275,067
Lumentum Holdings, Inc.(a)	11,701	618,983

		1,894,050

Electronic Equipment, Instruments & Components – 5.2%
Flex Ltd.(a)	84,369	2,142,129
Keysight Technologies, Inc.(a)	11,013	1,781,904
TE Connectivity Ltd.	11,807	1,446,121

		5,370,154

IT Services – 1.6%
Accenture PLC - Class A	5,390	1,648,909

Semiconductors & Semiconductor Equipment – 5.8%
Advanced Micro Devices, Inc.(a)	7,729	913,645
Monolithic Power Systems, Inc.	1,866	914,172
NVIDIA Corp.	3,655	1,382,833
NXP Semiconductors NV	6,124	1,096,808
ON Semiconductor Corp.(a)	18,916	1,581,378

		5,888,836

Software – 6.2%
Adobe, Inc.(a)	3,413	1,425,917
Intuit, Inc.	3,343	1,401,118
Microsoft Corp.	7,510	2,466,209
Palo Alto Networks, Inc.(a)	4,892	1,043,904

		6,337,148

		21,139,097

Health Care – 13.7%
Health Care Equipment & Supplies – 4.1%
Alcon, Inc.	16,846	1,303,712
Becton Dickinson and Co.	5,912	1,429,285
STERIS PLC	7,271	1,453,982

		4,186,979

Health Care Providers & Services – 2.3%
Laboratory Corp. of America Holdings	4,325	919,192
UnitedHealth Group, Inc.	2,949	1,436,871

		2,356,063

Life Sciences Tools & Services – 6.0%
Bio-Rad Laboratories, Inc. - Class A(a)	2,449	914,334
Bruker Corp.	13,614	940,727
Danaher Corp.	6,916	1,588,052
ICON PLC(a)	6,341	1,350,823
West Pharmaceutical Services, Inc.	3,925	1,313,423

		6,107,359

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.3%
Johnson & Johnson	9,001	$1,395,695

		14,046,096

Industrials – 9.6%
Aerospace & Defense – 1.1%
Hexcel Corp.	17,129	1,181,730

Building Products – 1.0%
Owens Corning	9,803	1,042,353

Commercial Services & Supplies – 2.9%
Tetra Tech, Inc.	8,425	1,158,185
Waste Management, Inc.	10,904	1,765,575

		2,923,760

Electrical Equipment – 1.0%
Rockwell Automation, Inc.	3,511	978,165

Machinery – 2.6%
Deere & Co.	4,825	1,669,353
Xylem, Inc./NY	10,019	1,003,904

		2,673,257

Professional Services – 1.0%
Maximus, Inc.	12,204	988,036

		9,787,301

Financials – 6.4%
Capital Markets – 2.9%
Intercontinental Exchange, Inc.	12,688	1,344,293
MSCI, Inc.	3,332	1,567,806

		2,912,099

Financial Services – 1.9%
Visa, Inc. - Class A	8,787	1,942,191

Insurance – 1.6%
Aflac, Inc.	26,020	1,670,744

		6,525,034

Consumer Staples – 4.1%
Household Products – 1.6%
Procter & Gamble Co. (The)	11,348	1,617,090

Personal Care Products – 2.5%
Haleon PLC (ADR)(b)	116,904	939,908
Unilever PLC (Sponsored ADR)	33,742	1,685,076

		2,624,984

		4,242,074

Consumer Discretionary – 2.9%
Automobile Components – 0.9%
Aptiv PLC(a)	10,960	965,357

Household Durables – 1.0%
TopBuild Corp.(a)	4,923	992,772

Company		Shares	U.S. $ Value

Specialty Retail – 1.0%
Home Depot, Inc. (The)		3,769	$1,068,323

			3,026,452

Utilities – 1.1%
Water Utilities – 1.1%
American Water Works Co., Inc.		7,516	1,085,686

Real Estate – 0.8%
Specialized REITs – 0.8%
SBA Communications Corp.		3,731	827,461

Total Common Stocks (cost $60,920,664)			60,679,201

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 35.0%
United States – 35.0%
U.S. Treasury Bonds
1.25%, 05/15/2050	U.S.$	887	495,944
1.875%, 11/15/2051		655	429,238
2.25%, 02/15/2052		677	486,484
2.50%, 02/15/2046		962	741,110
3.00%, 05/15/2042		2,877	2,484,750
3.00%, 02/15/2048		557	469,547
3.00%, 02/15/2049		494	417,507
3.00%, 08/15/2052		137	116,319
3.625%, 02/15/2053		793	759,585
3.625%, 05/15/2053		117	111,827
3.875%, 02/15/2043		1,032	1,011,290
4.00%, 11/15/2052		244	250,369
6.125%, 08/15/2029		585	659,630
U.S. Treasury Notes
0.25%, 05/31/2025		2,801	2,579,454
0.625%, 05/15/2030		2,768	2,250,541
1.625%, 02/15/2026		314	294,362
1.875%, 02/28/2027		2,409	2,238,112
1.875%, 02/15/2032		3,005	2,610,507
2.00%, 02/15/2025		3,919	3,751,830
2.00%, 08/15/2025		268	255,399
2.25%, 08/15/2027		1,598	1,498,624
2.50%, 03/31/2027		2,574	2,445,300
2.625%, 02/15/2029		1,069	1,006,217
2.75%, 08/15/2032		139	129,205
3.375%, 05/15/2033		97	94,600
3.50%, 01/31/2028		230	226,649
3.50%, 02/15/2033		1,379	1,361,700
3.625%, 03/31/2028		2,539	2,520,156
3.625%, 05/31/2028		260	258,420
3.875%, 03/31/2025		3,076	3,041,112
3.875%, 12/31/2027		454	454,851
4.125%, 11/15/2032		326	338,230

Total Governments - Treasuries (cost $39,516,867)			35,788,869

	Principal Amount (000)		U.S. $ Value

AGENCIES – 2.6%
Agency Debentures – 2.6%
Federal Home Loan Banks 4.50%, 03/13/2026	U.S.$	1,000	$1,006,250
Federal National Mortgage Association 6.625%, 11/15/2030		1,382	1,625,595

Total Agencies (cost $2,884,457)			2,631,845

	Shares

SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.03%(c) (d) (e) (cost $2,204,124)		2,204,124	2,204,124

Total Investments Before Security Lending Collateral for Securities Loaned – 99.1% (cost $105,526,112)			101,304,039

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
INVESTMENT COMPANIES – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.03%(c) (d) (e) (cost $778,495)		778,495	778,495

Total Investments – 99.8% (cost $106,304,607)(f)			102,082,534
Other assets less liabilities – 0.2%			159,726

Net Assets – 100.0%			$102,242,260

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of May 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,108,061 and gross unrealized depreciation of investments was $(9,330,134), resulting in net unrealized depreciation of $(4,222,073).

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Sustainable Thematic Balanced Portfolio

May 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$60,679,201	$—	$—	$60,679,201
Governments - Treasuries	—	35,788,869	—	35,788,869
Agencies	—	2,631,845	—	2,631,845
Short-Term Investments	2,204,124	—	—	2,204,124
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	778,495	—	—	778,495

Total Investments in Securities	63,661,820	38,420,714	—	102,082,534
Other Financial Instruments(b)	—	—	—	—

Total	$63,661,820	$38,420,714	$—	$102,082,534

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2023 is as follows:

Fund	Market Value 08/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 05/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,482	$21,062	$21,340	$2,204	$85
Government Money Market Portfolio*	0	4,014	3,236	778	8
Total	$2,482	$25,076	$24,576	$2,982	$93

*	Investments of cash collateral for securities lending transactions